SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation (Details) - ¥ / $	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Year-end spot rate	6.8033	7.1383	6.8683
Average rate	7.0077	6.8767	6.5400